Financial Instruments and hedging activities	12 Months Ended
Dec. 31, 2016
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Financial Instruments and hedging activities
Financial Instruments and hedging activities
The Partnership manages various risks using derivative and non-derivative financial instruments including interest rate swaps, forward foreign currency contracts and foreign currency denominated loans to hedge net assets of foreign investments. The Partnership does not enter into derivative instruments for speculative purposes.
Interest rate risk management and interest rate swap agreements
The Partnership assesses interest rate risk by monitoring changes in interest rate exposures that may adversely impact expected future cash flows. The Partnership has historically used variable interest rate long-term debt to finance its terminal construction or conversions. The variable interest rate long-term debt obligations expose the Partnership to variability in interest payments due to changes in interest rates. The Partnership believes that it is prudent to limit the variability of a portion of its interest payments. To meet this objective, the Partnership entered into LIBOR and EURIBOR based interest rate swap contracts to manage the significant fluctuations in cash flow resulting from changes in the benchmark interest rate. These swaps change the variable rate cash flow exposure on the debt obligations to fixed cash flows. Under the terms of the interest rate swaps, the Partnership received LIBOR and EURIBOR based variable interest rate payments and makes fixed interest rate payments, thereby creating the equivalent of fixed rate debt for the notional amount of its debt hedged. Additionally during the year ended December 31, 2016, the Partnership entered into additional interest swaps whereby the Partnership pays floating interest rate for a notional debt amount and receives a fixed rate rate of interest.
Interest rate swaps were designated as effective hedges for accounting purposes until July 11, 2014. From inception until July 11, 2014, changes in the fair value of a derivative that was qualified, designated and highly effective as a cash flow hedge were recorded in other comprehensive income until earnings were affected by the forecasted transaction or upon termination. The Partnership terminated its interest swap agreements in existence at July 11, 2014 in conjunction with its refinancing activities prior to the IPO and therefore recognized a loss on termination of $9.2 million in the consolidated and combined carve-out financial statements.
Subsequent to July 11, 2014, the Partnership does not apply hedge accounting for its interest rate swap agreements and therefore the change in fair value of these agreements is recognized in the consolidated and combined carve-out statement of operations as a component of other income/(expense).
Information regarding our interest rate swaps at December 31, 2016 and 2015 whereby we receive floating rate of interest and pay a fixed rate of interest is as follows:

				Notional debt amount (millions)
	Currency	Floating rate	Fixed rate	December 31, 2016	December 31, 2015
Interest rate swap 1	EUR	EURIBOR 3M	1.671%	€129.7	€178.3
Interest rate swap 2	EUR	EURIBOR 3M	1.880%	€61.4	€10.0
Interest rate swap 3	USD	US-LIBOR 3M	1.627%	$225.0	$225.0
Interest rate swap 4	EUR	EURIBOR 3M	0.665%	€1.5	€1.5

Information regarding our interest rate swaps at December 31, 2016 and 2015 whereby we pay a floating rate of interest and receive a fixed rate of interest is as follows:

				Notional debt amount (millions)
	Currency	Floating rate	Fixed rate	December 31, 2016	December 31, 2015
Interest rate swap 5	USD	US-LIBOR 3M	0.752%	$170.0	$—
Interest rate swap 6	EUR	EURIBOR 3M	0.049%	€145.0	€—

A split between the current and non-current liability is provided below:

(in US$ millions)	2016	2015
Interest rate swaps – current	(5.3)	(5.1)
Interest rate swaps – non-current	(3.3)	(5.8)
Total interest rate swap liability	(8.6)	(10.9)

A split between the current and non-current asset is provided below:

(in US$ millions)	2016	2015
Interest rate swap - assets current	0.1	—
Interest rate swap - assets non-current	—	—
Total interest rate swap asset	0.1	—

As of December 31, 2016 and 2015, the total notional amount in US Dollars of the Partnership’s outstanding interest rate swap contracts that were entered into in order to hedge outstanding debt obligations was $105.2 million and $431.6 million respectively. As of December 31, 2016 and 2015, the carrying amounts of the interest rate swaps contracts were liabilities of $8.6 million and $10.9 million, respectively and assets of $0.1 million and $0.0 million, respectively. The maturity dates of all interest rate swaps entered into correlate with the underlying maturity terms of the VTTI Operating Revolving Credit Facility. The total realized and unrealized net loss that was recognized in the consolidated and combined carve-out statement of operations for the year ended December 31, 2016 and 2015 was $2.6 million and $3.0 million respectively. In the year ended December 31, 2014 an amount of $5.3 million was recognized in other comprehensive income for interest rate swaps qualifying for hedge accounting. There were no amounts recognized in other comprehensive income for the years ended December 31, 2016 and 2015.
Foreign exchange risk management and forward foreign exchange contracts
The Partnership and a number of its subsidiaries use the U.S. dollar as their functional currency, additionally the Partnership’s reporting currency is also U.S. dollars. However, the Partnership does earn revenue and incur expenses in other currencies, primarily, the Euro, and there is thus a risk that currency fluctuations in the Euro and other currencies against the US Dollar, could have an adverse effect on our results and cash flows.
The Partnership uses forward foreign exchange contracts to manage its exposure to foreign currency fluctuations and risk and to provide a level of certainty on its estimated net Euro cash flows in US Dollars and a portion of our Malaysian Ringgit cash outflows in US Dollars. Such derivative contracts do not qualify for hedge accounting treatment and are recognized in the consolidated balance sheet depending on the estimated fair value at the balance sheet date. As of December 31, 2016, the Partnership had forward foreign exchange contracts with total notional amounts of €141.0 million for its Euro/US Dollar contracts and $26.8 million for its US Dollar/Malaysian Ringgit contracts. As of December 31, 2015, the Partnership had forward foreign exchange contracts with a total notional amount of €154.6 million for Euro/US Dollar contracts. Details regarding our forward foreign exchange contracts is provided below:

	2016
(in millions)	Currency	Notional amounts	US$ Receiving rates	Maturity range
Forward foreign exchange rate contracts	EUR	73.4	1.28430-1.31700	2017-2020
Forward foreign exchange rate contracts	EUR	37.6	1.3374	2017-2019
Forward foreign exchange rate contracts	EUR	30.0	1.34135	2017-2019
	EUR	141.0

(in millions)	Currency	Notional amounts	MYR non-deliverable rates	Maturity range
Forward foreign exchange rate contracts	USD	26.8	3.9910-4.3340	2017-2020

	2015
(in millions)	Currency	Notional amounts	US$ Receiving rates	Maturity range
Forward foreign exchange rate contracts	EUR	61.2	1.3548	2016-2019
Forward foreign exchange rate contracts	EUR	51.4	1.3374	2016-2019
Forward foreign exchange rate contracts	EUR	42.0	1.3414	2016-2019
	EUR	154.6

The total realized and unrealized gains recognized in the consolidated and combined carve-out statement of operations relating to forward foreign exchange rate contracts in 2016 and 2015 amounted to $2.5 million and $23.2 million respectively.
A split between the current and non-current asset is provided below:

(in US$ millions)	2016	2015
Forward foreign exchange rate contracts – current asset	11.3	11.0
Forward foreign exchange rate contracts – non-current asset	19.2	22.9
Total forward foreign exchange rate contract asset	30.5	33.9

A split between the current and non-current liability is provided below:

(in US$ millions)	2016	2015
Forward foreign exchange rate contracts – current liability	1.1	—
Forward foreign exchange rate contracts – non-current liability	2.1	—
Total forward foreign exchange rate contract liability	3.2	—

Hedge of net investment in subsidiary
VTTI Operating manages a portion of its Euro currency exposure in its investment in the net assets of VTTI Operating, through Euro denominated loans that VTTI Operating enters into. Certain gains and losses resulting from foreign currency in VTTI Operating’s net investments in its subsidiaries are offset by losses and gains in the Euro denominated loans. The carrying value of the Euro denominated loans as of December 31, 2016 and 2015 is €220 million and €225 million respectively. VTTI Operating uses non-derivative financial instruments to hedge this exposure and measures the ineffectiveness of such hedges based on the change in spot foreign exchange rates. For the year ended December 31, 2016 and 2015 we recognized $7.5 million and $28.5 million respectively in other comprehensive income for the effective portion of the net investment hedge.
Credit risk and market risk for derivative financial instruments
By using derivative financial instruments the Partnership exposes itself to credit risk and market risk. Credit risk is the failure of the counterparty to perform under the terms of the derivative contract. When the fair value of a derivative contract is positive, the counterparty owes the Partnership, which creates credit risk for the Partnership. When the fair value of a derivative contract is negative, the Partnership owes the counterparty and, therefore, the Partnership is not exposed to the counterparty’s credit risk in those circumstances. The Partnership minimizes counterparty credit risk in derivative instruments by entering into transactions with major banking and financial institutions. The derivative instruments entered into by the Partnership do not contain credit risk-related contingent features. Market risk is the adverse effect on the value of a derivative instrument that results from a change in interest rates or currency exchange rates. The market risk associated with interest rate contracts and forward foreign exchange contracts are managed by establishing and monitoring parameters that limit the types and degree of market risk that may be undertaken for type of contract.